Mortgage banking activities	12 Months Ended
Dec. 31, 2021
Mortgage Banking [Abstract]
Mortgage Banking Activities

Note 10 – Mortgage banking activities

Income from mortgage banking activities includes mortgage servicing fees earned in connection with administering residential mortgage loans and valuation adjustments on mortgage servicing rights. It also includes gain on sales and securitizations of residential mortgage loans, losses on repurchased loans, including interest advances, and trading gains and losses on derivative contracts used to hedge the Corporation’s securitization activities. In addition, lower-of-cost-or-market valuation adjustments to residential mortgage loans held for sale, if any, are recorded as part of the mortgage banking activities.

The following table presents the components of mortgage banking activities:

	Years ended December 31,
(In thousands)	2021	2020	2019
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$38,105	$43,234	$46,952
Mortgage servicing rights fair value adjustments	(10,206)	(42,055)	(27,430)
Total mortgage servicing fees, net of fair value adjustments	27,899	1,179	19,522
Net gain on sale of loans, including valuation on loans held for sale	21,684	31,215	18,817
Trading account profit (loss):
Realized gains (losses) on closed derivative positions	1,323	(10,586)	(6,246)
Total trading account profit (loss)	1,323	(10,586)	(6,246)
Losses on repurchased loans, including interest advances [1]	(773)	(11,407)	-
Total mortgage banking activities	$50,133	$10,401	$32,093
[1]

The Corporation, from time to time, repurchases delinquent loans from its GNMA servicing portfolio, in compliance with Guarantor guidelines, and may incur in losses related to previously advanced interest on delinquent loans. During the quarter ended September 30, 2020 the Corporation repurchased $687.9 million of GNMA loans and recorded a loss of $10.5 million for previously advanced interest on delinquent loans. Effective for the quarter ended September 30, 2020, the Corporation has determined to present these losses as part of its Mortgage Banking Activities, which were previously presented within the indemnity reserves on loans sold component of non-interest income. The amount of these losses for prior years were considered immaterial for reclassification.